Marketable Securities: (Tables)	12 Months Ended
Dec. 31, 2015
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 6.      Marketable Securities:

	December 31,	December 31,
	2015	2014
Fair value at beginning of year	$175,541	$318,442
Impairment loss	(46,629)	(162,479)
Increase in market value	52,074	19,578
Fair value at balance sheet date	$180,986	$175,541